PUTNAM CAPITAL MANAGER
SERIES I - IV
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period Annuity Payout Option. If you have purchased Series III or Series IV, you may also take full or partial surrenders under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, in the first paragraph of the sub-section entitled, "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period Annuity Payout Option. If you purchased Series III or IV, partial Surrenders are also permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam Technology Sub-Account, Putnam American Government Income Sub-Account, and Putnam Growth Opportunities Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at beginning of
 period                                         $ 8.552        $ 9.994     $ 9.176    $10.903    $10.135    $10.000         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $17.505        $17.488     $ 8.552    $ 9.176    $10.903    $10.135         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     5,434              5       3,614      4,108      4,437      1,040         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date September 15, 1993)
Accumulation Unit Value at beginning of
 period                                         $12.489        $12.713     $12.841    $12.127    $11.302    $ 9.622    $10.188
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $12.532        $12.520     $12.489    $12.841    $12.127    $11.302    $ 9.622
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    25,272             47      27,362     24,442     20,955     14,967     13,403
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $10.242        $10.984     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.063        $10.053     $10.242         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    12,226             84       4,571         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $30.256        $31.376     $27.026    $22.902    $20.087    $16.355    $16.988
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $33.370        $33.337     $30.256    $27.026    $22.902    $20.087    $16.355
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    13,933              2      16,196     17,958     17,521     16,019     16,507
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at beginning of
 period                                         $24.940        $25.979     $19.497    $17.294    $14.963    $13.119    $13.432
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $40.580        $40.540     $24.940    $19.497    $17.294    $14.963    $13.119
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    31,887             16      34,221     36,912     36,757     29,701     30,285
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date September 15, 1993)
Accumulation Unit Value at beginning of
 period                                       $10.000         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period      $10.188         --         --         --
----------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   4,428         --         --         --
--------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $14.665    $13.992    $11.922    $12.068
--------------------------------------------
Accumulation Unit Value at end of period      $16.988    $14.665    $13.992    $11.922
------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  12,914      8,580      5,829      4,300
--------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at beginning of
 period                                       $10.289    $10.472    $ 9.233    $10.000
--------------------------------------------
Accumulation Unit Value at end of period      $13.432    $10.289    $10.472    $ 9.233
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  17,711      7,638      3,800      1,405
--------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $45.567        $50.800     $40.036    $32.703    $27.201    $20.178    $20.390
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $45.646        $45.601     $45.567    $40.036    $32.703    $27.201    $20.178
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   101,229             99     108,446    108,147     96,383     76,865     67,016
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $10.849        $ 9.840     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.277        $10.267     $10.849         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     8,510             51       4,962         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $23.742        $24.985     $25.575    $22.682    $20.390    $17.476    $17.890
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $24.799        $24.774     $23.742    $25.575    $22.682    $20.390    $17.476
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    16,729             21      18,670     17,697     16,479     13,646     11,462
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $13.403        $14.721     $11.451    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $21.164        $21.143     $13.403    $11.451         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    10,901             53       8,642      4,787         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $12.922        $14.490     $11.776    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $15.876        $15.861     $12.922    $11.776         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     9,695              8       9,450      7,320         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $11.226        $12.423     $ 9.850    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.468        $22.445     $11.226    $ 9.850         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     6,013              6       4,790      4,026         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $11.432        $12.179          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $14.669        $14.655     $11.432         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    26,923            215       9,336         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $ 1.538        $ 1.555     $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $ 1.591        $ 1.589     $ 1.538    $ 1.483    $ 1.429    $ 1.379    $ 1.325
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                   232,287            335     194,641    136,311    140,033    107,934    144,950
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at beginning of
 period                                         $24.805        $26.456     $20.223    $16.635    $15.312    $10.718    $10.000
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $41.424        $41.383     $24.805    $20.223    $16.635    $15.312    $10.718
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    45,291             59      44,315     42,525     38,289     15,860      3,681
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $18.096    $16.720    $14.243    $14.166
--------------------------------------------
Accumulation Unit Value at end of period      $20.390    $18.096    $16.720    $14.243
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  53,464     32,856     19,420     10,888
--------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $15.173    $12.932    $ 9.055    $10.200
--------------------------------------------
Accumulation Unit Value at end of period      $17.890    $15.173    $12.932    $ 9.055
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  11,174      7,076      3,296      2,072
--------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $ 1.277    $ 1.250    $ 1.197    $ 1.124
--------------------------------------------
Accumulation Unit Value at end of period      $ 1.294    $ 1.277    $ 1.250    $ 1.197
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  86,677     80,182     62,638     64,849
--------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                              WITH THE
                                              WITHOUT THE     OPTIONAL
                                                OPTIONAL        DEATH
                                                 DEATH         BENEFIT
                                                BENEFIT      (UNAUDITED)
                                                  1999          1999         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $12.151        $13.957     $11.597    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $12.014        $12.002     $12.151    $11.597         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     8,045             16       8,158      6,466         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                         $ 9.980        $11.045     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.292        $22.270     $ 9.980         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     3,871             18         922         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of
 period                                         $12.497        $13.682     $10.000         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $15.712        $15.596     $12.497         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     3,376             41         522         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $21.305        $21.164     $19.959    $18.631    $18.448    $15.533    $16.277
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $20.574        $20.554     $21.305    $19.959    $18.631    $18.448    $15.533
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands                     26,918             27      29,232     26,461     29,395     30,489     33,516
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at beginning of
 period                                         $10.000        $10.000          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $10.251        $10.241          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                       390             17          --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-
 ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at beginning of
 period                                         $22.826        $22.609     $20.143    $16.072    $14.075    $10.889    $11.876
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $22.360        $22.338     $22.826    $20.143    $16.072    $14.075    $10.889
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    21,802             21      23,490     22,198     23,096     22,892     23,090
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                         $14.316        $16.504     $12.151    $10.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $21.587        $21.586     $14.316    $12.151         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                     9,972             35       8,596      5,662         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                         $55.426        $60.616     $45.197    $36.228    $32.520    $23.445    $23.530
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period        $86.479        $86.393     $55.426    $45.197    $36.228    $32.520    $23.445
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                    46,130             39      47,034     47,284     45,912     36,379     29,315
-------------------------------------------------------------------------------------------------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                              -----------------------------------------

                                                1993       1992       1991       1990
--------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $14.833    $13.994    $12.100    $11.414
--------------------------------------------
Accumulation Unit Value at end of period      $16.277    $14.833    $13.994    $12.100
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands                   37,806     27,611     16,368      8,107
--------------------------------------------
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-
 ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at beginning of
 period                                       $10.618    $10.000         --         --
--------------------------------------------
Accumulation Unit Value at end of period      $11.876    $10.618         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  26,176      5,956         --         --
--------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of
 period                                            --         --         --         --
--------------------------------------------
Accumulation Unit Value at end of period           --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                      --         --         --         --
--------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of
 period                                       $20.102    $18.472    $12.822    $13.272
--------------------------------------------
Accumulation Unit Value at end of period      $23.530    $20.102    $18.472    $12.822
-------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding at
 end of period (in thousands)                  21,915     14,667      8,419      3,714
--------------------------------------------

HV-2744
33-17207